LOSS PER SHARE (Tables)	12 Months Ended
Jul. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of Earnings Per Share
The following table reconciles loss per share for the fiscal years ended July 31, 2021 and 2020.

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands, except per share data)
Reconciliation of net loss to net loss attributable to common stockholders after assumed conversions:
Net loss	$(44,391)	$(5,284)
Less: Preferred dividends on redeemable preferred stock	(2,129)	(2,129)
Net loss attributable to common stockholders	$(46,520)	$(7,413)

Net (loss) income attributable to common stockholders:
Continuing operations, net of tax	$(13,964)	$1,875
Discontinued operations, net of tax	(32,556)	(9,288)
Net loss attributable to common stockholders	$(46,520)	$(7,413)

Weighted average common shares outstanding	62,142	61,644
Basic and diluted net (loss) income per share attributable to common stockholders
Continuing operations	$(0.23)	$0.03
Discontinued operations, net of tax	(0.52)	(0.15)
Net loss attributable to common stockholders	$(0.75)	$(0.12)